UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Snyder Capital Management, L.P.
Address:	350 California St., Suite 1460
		San Francisco, CA  94104-1436

Form 13F File Number:	28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven J. Block
Title:	Vice President
Phone:	415-392-3900

Signature, Place and Date of Signing:
Steven J. Block				San Francisco, CA		November 11, 2003
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:	80

Form 13F Information Table Value Total:	1,976,025 (x1000)


List of Other Included Managers:

NO.		Form 13F File Number		Name

1		28-6808		CDC IXIS Asset Management North America L.P.

<Page


NAME OF ISSUER		TITLE OF	CUSIP		VALUE	   SHARES		INV.	OTHER		   VOTING AUTHORITY
				CLASS				X1000				DISC	MGR		   SOLE	SHARED	NONE

Allete Inc.                    COM     018522102     28,990 1,058,800   SH   Defined                   961,800    97,000
American Eagle Outfitters      COM     02553E106     23,349 1,566,000   SH   Defined                 1,432,000   134,000
American Greetings Corp. Cl A  COM     026375105      6,404   329,600   SH   Defined          59,500   270,100
Apria Healthcare Group, Inc.   COM     037933108     39,531 1,443,800   SH   Defined                 1,319,800   124,000
Arch Chemical Inc.             COM     03937R102     37,858 1,820,100   SH   Defined                 1,661,400   158,700
Bausch & Lomb Inc.             COM     071707103     11,572   262,100   SH   Defined          36,000   226,100
Borders Group                  COM     099709107     54,372 2,873,800   SH   Defined          94,800 2,594,000   185,000
Brandywine Realty Trust        COM     105368203     13,798   537,100   SH   Defined                   520,800    16,300
Brascan Corp.                  COM     10549P606     57,144 2,266,700   SH   Defined         102,700 2,026,600   137,400
Briggs & Stratton              COM     109043109     53,886   917,050   SH   Defined          45,000   815,750    56,300
Brookfield Properties Corp     COM     112900105      9,367   398,600   SH   Defined          75,900   322,700
CEC Entertainment, Inc.        COM     125137109     41,139 1,049,475   SH   Defined                   963,375    86,100
Cabot Corp.                    COM     127055101     51,118 1,793,000   SH   Defined          58,700 1,596,800   137,500
Central European Media         COM     G20045202      5,050   197,500   SH   Defined                   191,500     6,000
Charming Shoppes               COM     161133103     29,847 5,227,134   SH   Defined                 4,839,734   387,400
Commonwealth Telephone Enterpr COM     203349105     11,651   290,400   SH   Defined          44,900   245,500
Corn Products Intl Inc         COM     219023108     52,492 1,648,100   SH   Defined          60,300 1,476,400   111,400
Covance Inc                    COM     222816100     14,296   638,800   SH   Defined                   575,000    63,800
Cytec Industries, Inc.         COM     232820100     17,210   471,500   SH   Defined                   421,400    50,100
DRS Technologies               COM     23330X100     33,741 1,398,300   SH   Defined                 1,283,200   115,100
Devon Energy Corp.             COM     25179M103      8,949   185,706   SH   Defined          23,580   162,126
Dress Barn Inc.                COM     261570105     33,946 2,477,800   SH   Defined                 2,261,700   216,100
Elder-Beerman Stores Corp.     COM     284470101      9,129 1,145,400   SH   Defined                 1,042,050   103,350
Esterline Technologies Corp    COM     297425100     30,376 1,574,700   SH   Defined                 1,436,000   138,700
First Industrial Realty        COM     32054K103      8,943   278,850   SH   Defined                   255,150    23,700
Flowers Foods, Inc.            COM     343498101     26,893 1,179,496   SH   Defined                 1,098,561    80,935
Freeport McMoran Copper & Gold COM     35671D857     13,422   405,500   SH   Defined                   400,300     5,200
GTECH Holdings Corp            COM     400518106     65,998 1,540,200   SH   Defined                 1,406,800   133,400
Genuine Parts Co               COM     372460105     11,251   351,800   SH   Defined          53,300   298,500
Glimcher Realty Trust          COM     379302102      8,830   419,100   SH   Defined                   345,900    73,200
Gold Fields Ltd. - SP ADR      COM     38059T106      5,198   366,800   SH   Defined                   250,600   116,200
Golden Star Resources          COM     38119T104      5,749 1,378,642   SH   Defined                 1,240,742   137,900
Golden Star Resources restrict COM     38119T101      8,926 2,140,500   SH   Defined                 1,893,150   247,350
Haemonetics Corp.              COM     405024100      6,556   277,700   SH   Defined                   248,500    29,200
Hanover Compressor Co          COM     410768105     36,294 3,666,100   SH   Defined         106,900 3,309,700   249,500
Hasbro Inc.                    COM     418056107     29,604 1,584,800   SH   Defined          60,800 1,418,700   105,300
Hawaiian Electric Inds         COM     419870100     15,732   361,400   SH   Defined                   329,500    31,900
Henry Schien, Inc.             COM     806407102      8,665   152,800   SH   Defined          27,200   125,600
Heritage Property Investment T COM     42725M107     17,091   591,800   SH   Defined                   541,800    50,000
Hubbell Inc CL B               COM     443510201      5,411   148,300   SH   Defined                   144,600     3,700
IDT Corp-B                     COM     448947309     25,208 1,395,800   SH   Defined          32,800 1,267,300    95,700
Imagistics Intl Inc            COM     45247T104     22,060   761,200   SH   Defined                   689,800    71,400
Imperial Parking Corp.         COM     453077109      3,895   184,608   SH   Defined                   168,600    16,008
Itron Inc                      COM     465741106     22,289 1,111,100   SH   Defined                 1,003,100   108,000
JC Penney Co Inc (Hldg Co)     COM     708160106     13,029   609,700   SH   Defined          91,000   518,700
Kelly Services Inc. - CL. A    COM     488152208     42,405 1,701,650   SH   Defined          52,700 1,524,750   124,200
Kerr-McGee Corp                COM     492386107      7,888   176,700   SH   Defined          22,400   154,300
La-Z-Boy Inc.                  COM     505336107     24,675 1,111,500   SH   Defined          53,700   994,000    63,800
LaFarge North America Inc.     COM     505862102     45,908 1,319,200   SH   Defined          50,400 1,163,000   105,800
Leucadia National              COM     527288104     63,478 1,677,093   SH   Defined          72,415 1,485,838   118,840
Liberty Media Corp. - A        COM     530718105      9,194   922,119   SH   Defined         137,687   784,432
Lifepoint Hospitals Inc        COM     53219L109     45,107 1,864,700   SH   Defined                 1,779,100    85,600
Nabors Industries Ltd          COM     G6359F103     10,228   274,500   SH   Defined          52,700   221,800
Newmont Mining                 COM     651639106     74,746 1,912,148   SH   Defined          70,920 1,736,328   104,900
Ocular Sciences, Inc.          COM     675744106     23,989 1,078,650   SH   Defined                   975,950   102,700
Orient Express Hotel           COM     G67743107     13,550   868,600   SH   Defined                   794,000    74,600
Patterson-UTI Energy Inc.      COM     703481101     38,466 1,421,000   SH   Defined                 1,296,300   124,700
Perrigo Company                COM     714290103      8,419   661,350   SH   Defined                   627,050    34,300
Playboy Enterprises - Cl. A    COM     728117201        228    16,950   SH   Defined                    16,950
Playboy Enterprises - Cl. B    COM     728117300      8,369   575,200   SH   Defined                   563,900    11,300
Prentiss Properties Trust      COM     740706106      7,164   231,100   SH   Defined                   202,600    28,500
R.R. Donnelley & Sons          COM     257867101     11,987   482,000   SH   Defined          68,000   414,000
Regis Corp.                    COM     758932107     36,629 1,141,100   SH   Defined                 1,044,200    96,900
Renal Care Group Inc.          COM     759930100     43,750 1,281,100   SH   Defined          35,300 1,158,900    86,900
Republic Services Inc. - Cl.A  COM     760759100     14,492   640,100   SH   Defined         126,600   513,500
SBS Broadcasting SA            COM     L8137F102     26,233 1,053,522   SH   Defined                   957,472    96,050
Schulman, Inc.                 COM     808194104     26,984 1,700,300   SH   Defined                 1,550,500   149,800
Shaw Group Inc.                COM     820280105     30,343 2,887,100   SH   Defined          86,400 2,603,000   197,700
ShawCor LTD.                   COM     820904209      4,469   425,200   SH   Defined          76,400   348,800
Tecumseh Products Co.- Cl. A   COM     878895200     35,622   954,750   SH   Defined          29,800   855,850    69,100
Triarc Companies               COM     895927101     12,434 1,234,800   SH   Defined                 1,130,000   104,800
Triarc Cos-B                   COM     895927309     25,683 2,469,500   SH   Defined                 2,259,900   209,600
Tupperware Corporation         COM     899896104     37,972 2,837,950   SH   Defined          94,700 2,534,350   208,900
UGI Corp.                      COM     902681105     56,437 1,950,824   SH   Defined                 1,786,824   164,000
United Stationers Inc          COM     913004107     38,093 1,010,700   SH   Defined          58,100   898,800    53,800
Valuevision Media Inc. - Cl.A  COM     92047K107     38,187 2,407,750   SH   Defined                 2,203,300   204,450
Vintage Petroleum Inc          COM     927460105     25,057 2,303,000   SH   Defined                 2,089,000   214,000
Vornado Inc.                   COM     929042109      4,641    96,600   SH   Defined          27,700    68,900
Winn-Dixie Stores Inc          COM     974280109     46,406 4,808,900   SH   Defined         136,400 4,353,000   319,500
Golden Star Resources (1 sh. @ WT      38119T100        532   153,450   SH   Defined                   153,450







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